Consolidated Statement of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Preferred Stock	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2012	$ 236,962	$ 18,768	$ 158,142	$ 62,755	$ (2,703)
Beginning Balance (in shares) at Dec. 31, 2012			10,778,264
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,539			10,539
Net change in available-for-sale debt and marketable equity securities	(7,490)				(7,490)
Net change in debit valuation adjustments	0
Net change in derivatives	592				592
Employee benefit plan adjustments	2,049				2,049
Net change in foreign currency translation adjustments	(135)				(135)
Dividends declared:
Common	(428)			(428)
Preferred	(1,249)			(1,249)
Issuance of preferred stock	1,008	1,008
Redemption of preferred stock	(6,561)	(6,461)		(100)
Common stock issued under employee plans and related tax effects (in shares)			45,288
Common stock issued under employee plans and related tax effects	$ 371		$ 371
Common stock repurchased (in shares)	(231,700)		(231,744)
Common stock repurchased	$ (3,220)		$ (3,220)
Other	37	37
Ending Balance at Dec. 31, 2013	232,475	13,352	$ 155,293	71,517	(7,687)
Ending Balance (in shares) at Dec. 31, 2013			10,591,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,520			5,520
Net change in available-for-sale debt and marketable equity securities	4,149				4,149
Net change in debit valuation adjustments	0
Net change in derivatives	616				616
Employee benefit plan adjustments	(943)				(943)
Net change in foreign currency translation adjustments	(157)				(157)
Dividends declared:
Common	(1,262)			(1,262)
Preferred	(1,044)			(1,044)
Issuance of preferred stock	5,957	5,957
Common stock issued under employee plans and related tax effects (in shares)			25,866
Common stock issued under employee plans and related tax effects	$ (160)		$ (160)
Common stock repurchased (in shares)	(101,100)		(101,132)
Common stock repurchased	$ (1,675)		$ (1,675)
Ending Balance at Dec. 31, 2014	243,476	19,309	$ 153,458	74,731	(4,022)
Ending Balance (in shares) at Dec. 31, 2014			10,516,542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative adjustment for accounting change related to debit valuation adjustments	0			1,226	(1,226)
Net income	15,836			15,836
Net change in available-for-sale debt and marketable equity securities	(1,580)				(1,580)
Net change in debit valuation adjustments	615				615
Net change in derivatives	584				584
Employee benefit plan adjustments	394				394
Net change in foreign currency translation adjustments	(123)				(123)
Dividends declared:
Common	(2,091)			(2,091)
Preferred	(1,483)			(1,483)
Issuance of preferred stock	2,964	2,964
Common stock issued under employee plans and related tax effects (in shares)			4,054
Common stock issued under employee plans and related tax effects	(42)		$ (42)
Common stock repurchased (in shares)			(140,331)
Common stock repurchased	(2,374)		$ (2,374)
Ending Balance at Dec. 31, 2015	$ 256,176	$ 22,273	$ 151,042	$ 88,219	$ (5,358)
Ending Balance (in shares) at Dec. 31, 2015			10,380,265